Consolidated Balance Sheets - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 207,083,935	$ 136,663,976
Trade and other receivables	3,558,016	2,042,963
Inventory	2,716,143	2,780,373
Prepayments	7,356,917	2,538,207
Escrow reserves	14,639,419
Total current assets	235,354,430	144,025,519
Non-current assets
Property, plant and equipment	151,184,196	31,578,445
Financial assets at fair value through profit or loss	24,179,998
Right-of-use assets	7,443,048	7,406,943
Exploration and evaluation assets	3,218,228	3,108,073
Intangible assets and goodwill	17,938,868	16,581,709
Other assets	242,634	156,584
Total non-current assets	204,206,972	58,831,754
Total assets	439,561,402	202,857,273
Current liabilities
Trade and other payables	9,479,659	4,356,556
Other liabilities	3,938	310,102
Lease liabilities	489,846	410,792
Borrowings	1,474,090	277,060
Total current liabilities	11,447,533	5,354,510
Non-current liabilities
Other labilities	4,352,412
Lease liabilities	7,265,686	7,120,396
Borrowings	52,152,452	5,986,565
Total non-current liabilities	63,770,550	13,106,961
Total liabilities	75,218,083	18,461,471
Net assets	364,343,319	184,395,802
EQUITY
Contributed equity	458,677,068	233,196,507
Reserves	59,040,536	33,132,556
Accumulated losses	(153,374,285)	(81,933,261)
Total equity	$ 364,343,319	$ 184,395,802